WARRANTS	6 Months Ended
Mar. 31, 2019
Notes to Financial Statements
NOTE 10 - WARRANTS

During the six months period ended March 31, 2019 the Company issued 442,286 warrants to twenty individuals as part of their purchase of 442,286 shares of common stock. The warrants mature in three years and are convertible into one share of common stock for each warrant at $0.50 per share.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value

Outstanding at September 30, 2018	--	--	--	--
Granted	442,286	0.50	3.00	324,150
Expired	--	--	--	--
Exercised	--	--	--	--
Outstanding at March 31, 2019	442,286	$0.50	3.00	$324,150

The Company used the Black Scholes Pricing model to estimate the fair value of the warrants as of grant date, using the following key inputs: market prices of the Company’s common stock at dates of grant between $0.51 - $3.00 per share, conversion price of $0.50, volatility of 272.63% and discount rate of 2.40%. Based on the fair value of the common stock of $221,000 and value of the warrants of $535,293 the fair value of the warrants were calculated to be 70.7 % of the total value or $378,872 .